U.S. GLOBAL INVESTORS FUNDS

World Precious Minerals Fund
Global Resources Fund

Institutional Class Shares

Supplement dated November 3, 2017, to the Funds' Prospectus dated May 1, 2017

1.
The section entitled "Principal Investment Strategies" for the World Precious Minerals Fund beginning on page 1 of the Prospectus is hereby amended to include the following as the new fourth paragraph:

The fund may also short positions in the fund's portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.
2.	The section entitled "Principal Risks" for the World Precious Minerals Fund beginning on page 2 of the Prospectus is hereby amended in include the following:

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Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

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Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund's performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

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Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund's investment.

3.	The section entitled "Principal Investment Strategies" for the Global Resources Fund beginning on page 6 of the Prospectus is hereby amended to include the following as the new sixth paragraph:
The fund may also short positions in the fund's portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.
4.	The section entitled "Principal Risks" for the Global Resources Fund beginning on page 7 of the Prospectus is hereby amended in include the following:

•
Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•
Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund's performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•
Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund's investment.

5.	The section entitled "Principal Investment Strategies" beginning on page 11 of the Prospectus is hereby amended to include the following as the new eleventh paragraph:
Each fund may short positions in its respective portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that a fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling a fund to repurchase the security later at the lower price.
6.	The section entitled "Related Risks" beginning on page 13 of the Prospectus is hereby amended to include the following:
Short Position Risk.
The funds will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Leverage Risk.
Derivatives and other transactions that give rise to leverage may cause the funds' performance to be more volatile than if the funds had not been leveraged. Leveraging also may require that the funds liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the funds to losses in excess of the amounts invested or borrowed.

Counterparty Risk.
The funds may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the funds' investment. The funds may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

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PLEASE RETAIN FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

World Precious Minerals Fund
Global Resources Fund

Institutional Class Shares

Supplement dated November 3, 2017, to the Funds' Statement of Additional Information ("SAI") dated May 1, 2017

1.	In the section entitled "Non-Fundamental Investment Restrictions" beginning on page 5 of the SAI, the second paragraph is hereby deleted in its entirety.

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PLEASE RETAIN FOR FUTURE REFERENCE.